Financial Instruments and Risk Management (Schedule of Market Risk Sensitivity Analysis) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
US Dollar/euro [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ 111	$ (54)
US Dollar/British pound [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)	(1)
US Dollar/Israeli shekel [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	105	$ 73
Option contract [Member] | US Dollar/euro [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	6
Option contract [Member] | US Dollar/euro [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	4
Option contract [Member] | US Dollar/euro [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)
Option contract [Member] | US Dollar/euro [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(5)
Option contract [Member] | US Dollar/British pound [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Option contract [Member] | US Dollar/British pound [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Option contract [Member] | US Dollar/British pound [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Option contract [Member] | US Dollar/British pound [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Option contract [Member] | US Dollar/Israeli shekel [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(4)
Option contract [Member] | US Dollar/Israeli shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)
Option contract [Member] | US Dollar/Israeli shekel [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	4
Option contract [Member] | US Dollar/Israeli shekel [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	7
Swap contract [Member] | US Dollar/Israeli shekel [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(44)
Swap contract [Member] | US Dollar/Israeli shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(23)
Swap contract [Member] | US Dollar/Israeli shekel [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	25
Swap contract [Member] | US Dollar/Israeli shekel [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	54
Forward contracts [Member] | US Dollar/euro [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	6
Forward contracts [Member] | US Dollar/euro [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	3
Forward contracts [Member] | US Dollar/euro [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)
Forward contracts [Member] | US Dollar/euro [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(5)
Forward contracts [Member] | US Dollar/Israeli shekel [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(67)
Forward contracts [Member] | US Dollar/Israeli shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(36)
Forward contracts [Member] | US Dollar/Israeli shekel [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	40
Forward contracts [Member] | US Dollar/Israeli shekel [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	83
Forward contracts [Member] | US Dollar/Brazilian real risk [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	4
Forward contracts [Member] | US Dollar/Brazilian real risk [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	2
Forward contracts [Member] | US Dollar/Brazilian real risk [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(3)
Forward contracts [Member] | US Dollar/Brazilian real risk [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(5)
Forward Transactions Hedge Accounting [Member] | US Dollar/Israeli shekel [Member] | Percentage Of Possible Changes Increase 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(32)
Forward Transactions Hedge Accounting [Member] | US Dollar/Israeli shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(17)
Forward Transactions Hedge Accounting [Member] | US Dollar/Israeli shekel [Member] | Percentage Of Possible Changes Decrease 5 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	18
Forward Transactions Hedge Accounting [Member] | US Dollar/Israeli shekel [Member] | Percentage Of Possible Changes Decrease 10 Percent [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ 39